INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for income taxes
The total provision for income taxes applicable to continuing operations consists of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Deferred income tax benefit
U.S. federal	$(19,312)	$(2,862)	$(3,199)
Total deferred tax benefit	$(19,312)	$(2,862)	$(3,199)
Total income tax benefit	$(19,312)	$(2,862)	$(3,199)

Reconciliation of the reported amount of income tax expense (benefit) to the amount of income tax expense that would result from applying domestic federal statutory tax rates to pretax income

The following is a reconciliation of the reported amount of income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2012, 2011, and 2010 to the amount of income tax expense that would result from applying domestic federal statutory tax rates to pretax income:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Income tax benefit at statutory U.S. rate	$(48,639)	$(20,887)	$(7,984)
State income taxes	(2,732)	(1,194)	—
Effect of permanent differences	(555)	419	386
Tax effect of non-controlled	797	—	—
Other	7	—	—
Change in valuation allowance	31,810	18,800	4,399
Total continuing operations	(19,312)	(2,862)	(3,199)
Discontinued operations	(2,283)	2,166	3,199
Total tax benefit	$(21,595)	$(696)	$—

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes was as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Domestic	$(138,968)	$(59,676)	$(22,812)
Foreign	—	—	—
Loss from continuing operations	(138,968)	(59,676)	(22,812)
Income from discontinued operations	(23,054)	(17,432)	2,481
Gain on sale of discontinued operations	3,706	—	6,660
Loss before income tax	$(158,316)	$(77,108)	$(13,671)

Components of deferred income taxes
The tax effects of temporary differences that gave rise to the Company's deferred tax assets and liabilities are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Deferred tax assets:
Net operating loss carry forwards	$193,310	$62,923	$21,520
Share-based compensation	7,950	10,247	3,091
Depletion carryforwards	997	972	972
Tax credits	53	26,340	—
Other	532	7,475	1,691
Deferred tax liabilities:
Property and equipment	(206,650)	(111,015)	(3,685)
Valuation allowances
Tax credits	(53)	(26,340)	—
Depletion carryforwards	(997)	(972)	—
Net operating losses	(69,400)	(51,523)	(23,589)
Other		$(13,406)
Net deferred tax	$(74,258)	$(95,299)	$—

Net deferred tax assets (liabilities) are allocated between current and non-current as follows:

	Year Ended December 31,
	2012	2011
	(in thousands)
Current deferred tax asset (liability)	$—	$—
Non-current deferred tax liability	(74,258)	(95,299)
Net deferred tax liability after valuation allowance	$(74,258)	$(95,299)

Reconciliation of unrecognized tax benefits
Following is a reconciliation of the total amounts of unrecognized tax benefits during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Unrecognized tax benefits at January 1	$—	$—	$—
Change in unrecognized tax benefits taken during a prior period	—	—	—
Change in unrecognized tax benefits taken during the current period (netted against the US net operating loss)	3,879	—	—
Decreases in unrecognized tax benefits from settlements with taxing authorities	—	—	—
Reductions to unrecognized tax benefits from lapse of statutes of limitations	—	—	—
Unrecognized tax benefits at December 31	$3,879	$—	$—